CONTRACT COSTS, NET (Tables)	12 Months Ended
Jun. 30, 2022
CONTRACT COSTS, NET
Summary of contract costs, net

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Party	RMB	RMB	U.S. Dollars
Contract costs	¥53,344,816	¥37,922,302	$5,661,970
Allowance for credit losses	(4,548,910)	(4,063,482)	(606,696)
Total contract costs, net	¥48,795,906	¥33,858,820	$5,055,274

Summary of movement of allowance for credit costs

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Beginning balance	¥139,762	¥4,548,910	$679,172
Provision for (reversal of) credit losses	4,647,802	(552,008)	(82,417)
Charge to cost of sales	—	66,580	9,941
Less: write-off	(238,654)	—	—
Ending balance	¥4,548,910	¥4,063,482	$606,696